EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of unconsolidated subsidiary

	2020	2019	2018
Income statement data – year ended December 31,
Revenues	$1,008	$—	$—
Gross profit	1,008	—	—
Loss from operations	(5,925)	(26,137)	(11,503)
Net loss	(6,031)	(25,136)	(10,051)

Schedule of unconsolidated subsidiary balance sheet
	2020	2019
Balance sheet data – as of December 31,
Current assets	$23,172	$39,588
Noncurrent assets	51,872	52,121
Current liabilities	2,391	10,485
Noncurrent liabilities	117,150	119,690